Document and Entity Information	Aug. 29, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 29, 2017
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Aug. 29, 2017
Document Effective Date	Aug. 29, 2017
Prospectus Date	May 01, 2017